UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                09/30/02
                                                     -----------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wyser-Pratte Management Co., Inc.
         --------------------------------------------

Address:          63 Wall Street
         --------------------------------------------

                  New York, NY 10005
         --------------------------------------------


Form 13F File Number: 28-4502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:             Kurt N. Schacht
      --------------------------------------

Title:          Chief Administrative Officer
      --------------------------------------

Phone:            (212) 495-5350
         -----------------------------------

Signature, Place, and Date of Signing:


/s/Kurt N. Schacht
--------------------------------------------
[Signature]

New York, NY
--------------------------------------------
[City, State]

October 29, 2002
--------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None


Form 13F Information Table Entry Total:


         2


Form 13F Information Table Value Total:

         $2,619(thousands)



                                                      FORM 13F INFORMATION TABLE

                                                 VALUE      SHARES/   SH/   PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN   CALL DSCRETN  MANAGERS  SOLE    SHARED     NONE
-------------------- --------------  ---------  --------    -------   ---   ---- -------  --------  ----    ------     ----
*ConocoPhillips         com          20825c104   666        14400     SH         SOLE               14400
PUT S&P 100 INDX OCT    put          78383399v   1953       2325      SH         SOLE               2325
390

* Note: Investment Advisor had identical SHORT positions in these securities as of 09/30/2002.